RELATED PARTY TRANSACTIONS (Tables)	12 Months Ended
Oct. 31, 2024
RELATED PARTY TRANSACTIONS
Summary of related party transactions

At October 31, 2024 and 2023, due from related party consisted of the following:

Name of related party	October 31, 2024	October 31, 2023
Sheng Xu (*)	$10,097	$—
	$10,097	$—
(*)	Sheng Xu is the Company’s chief executive officer and she is the spouse of Zhe Wang, who is the Company’s former chief executive officer.

At October 31, 2024 and 2023, due to related parties consisted of the following:

Name of Related Party	October 31, 2024	October 31, 2023
Baohai Xu (1)	$503,713	$426,885
Zhe Wang (2)	121,195	120,985
Sheng Xu	—	4,862
Mufang Gao (3)	768,506	310,771
Feng’e Feng (4)	186,571	186,571
Mingxiu Luan (5)	123,436	123,436
	$1,703,421	$1,173,510
(1)	Baohai Xu is the Company’s manger.
(2)	Zhe Wang is the Company’s former chief executive officer and he is the spouse of Sheng Xu.
(3)	Mufang Gao is Zhe Wang’s mother.
(4)	Feng’e Feng is Sheng Xu’s mother.
(5)	Mingxiu Luan is the Company’s former chief financial officer.